Debt - Additional Information (Detail) $ in Thousands																		9 Months Ended
	Sep. 30, 2022 MXN ($)	Sep. 13, 2022 MXN ($)	Sep. 12, 2022 MXN ($)	Aug. 23, 2022 USD ($)	Aug. 19, 2022 MXN ($)	Jun. 30, 2022 USD ($)	Jun. 17, 2022 USD ($)	Jun. 15, 2022 MXN ($)	May 31, 2022 MXN ($)	May 18, 2022 MXN ($)	Apr. 29, 2022 USD ($)	Apr. 26, 2022 MXN ($)	Apr. 21, 2022 USD ($)	Apr. 18, 2022 MXN ($)	Mar. 31, 2022 USD ($)	Feb. 25, 2022 MXN ($)	Jan. 14, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 07, 2022 USD ($)	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 USD ($)	Nov. 12, 2021 MXN ($)	Nov. 12, 2021 USD ($)
Disclosure of debt [line items]
Domestic net debt																									$ 27,242,000
External net debt																										$ 1,860,000,000
New size of the medium term notes program																								$ 112,000,000,000
Prior size of the medium term notes program																								$ 125,000,000,000
Principal amount outstanding	$ 1,708,838,766																				$ 1,984,689,000	$ 2,211,701,630
Security													42.826
Line of credit																				$ 7,664,000,000
Outstanding of revolving credit lines																			$ 137,737,000	151,571,000
Revolving credit facility amount																				1,369,492,000
Repayment of revolving credit lines																		$ 1,420,468,000
P.M.I. Holdings, B.V. [member]
Disclosure of debt [line items]
Outstanding of revolving credit lines																							$ 202,547,000
Revolving credit facility amount available																			$ 87,263,000	73,429,000
P.M.I. SUS
Disclosure of debt [line items]
Principal amount outstanding																	$ 500,000
Maturity																	2023
P.M.I. SUS | Bottom of range
Disclosure of debt [line items]
Security																	275
P.M.I. SUS | Top of range
Disclosure of debt [line items]
Security																	425
Government Bonds Monetization
Disclosure of debt [line items]
Maturity												February 29, 2024
Revolving credit maximum borrowing capacity												$ 10,000,000
Eight Point Seven Five Zero Percentage Note Due 2029
Disclosure of debt [line items]
Interest rate									8.75%												8.75%
Lines Of Credit
Disclosure of debt [line items]
Line of credit	37,000,000
Available credit lines	$ 26,000,000																			$ 1,150,000,000
Twenty Eighty TLLE Plus 235 Basis Points | Promissory Note
Disclosure of debt [line items]
Maturity																28
Interest rate basis description																TIIE plus 235 basis points
Revolving credit maximum borrowing capacity																$ 250,000
SOFR Floating Rate Plus 245 Basis Points | Credit Line
Disclosure of debt [line items]
Maturity															January 2023
Interest rate basis description															SOFR plus 245 basis points
Revolving credit maximum borrowing capacity															$ 75,000,000
Twenty Eight TIIE Plus 315 Basis Points | Renewed Promissory Note
Disclosure of debt [line items]
Maturity										28
Notes issued														$ 4,000,000
Interest rate basis description														TIIE plus 315 basis points
Six Month SOFR Plus 208 Basis Points | Renewed Promissory Note
Disclosure of debt [line items]
Maturity													January 2022
Notes issued													$ 100,000,000
Interest rate basis description													SOFR plus 208 basis points
Three Month SOFR Plus 220 Basis Points | Credit Line
Disclosure of debt [line items]
Maturity											3
Interest rate basis description											SOFR plus 220 basis points
Revolving credit maximum borrowing capacity											$ 150,000,000
Three Month SOFR Plus 220 Basis Points | Credit Line | Tranche one
Disclosure of debt [line items]
Notes issued											$ 300,000,000
Twenty Eight TIIE Plus 250 Basis Points | Promissory Note
Disclosure of debt [line items]
Maturity										28
Interest rate basis description										TIIE plus 250 basis points
Revolving credit maximum borrowing capacity										$ 500,000
Twenty Eight TIIE Plus 330 Basis Points | Promissory Note
Disclosure of debt [line items]
Principal amount outstanding								$ 2,000,000
Notes issued									$ 3,000,000
Interest rate basis description								TIIE plus 330 basis points	TIIE plus 330 basis points
Twenty Eight TIIE Plus 330 Basis Points | Renewed Promissory Note
Disclosure of debt [line items]
Maturity								28	28
Two Hundred Seventeen SOFR Plus 210 Basis Points | Renewed Short-term Credit
Disclosure of debt [line items]
Principal amount outstanding							$ 500,000,000
Maturity							217
Interest rate basis description							SOFR plus 210 basis points
One Hundred Eighty SOFR Plus 250.826 Basis Points | Renewed Promissory Note
Disclosure of debt [line items]
Principal amount outstanding						$ 150,000,000
Maturity						180
Interest rate basis description						SOFR plus 250.826 basis points
Twenty Eight TIIE Plus 365 Basis Points | Promissory Note
Disclosure of debt [line items]
Principal amount outstanding					$ 5,000,000
Maturity					28
Interest rate basis description					TIIE plus 365 basis points
Borrowings renewal term					365 days
Twenty Eight TIIE Plus 365 Basis Points | Renewed Promissory Note
Disclosure of debt [line items]
Principal amount outstanding		$ 4,000,000
Maturity		28
Interest rate basis description		TIIE plus 365 basis points
One Month SOFR Plus 175 Basis Points | Promissory Note
Disclosure of debt [line items]
Principal amount outstanding				$ 11,362,000
Maturity				one month
Interest rate basis description				SOFR plus 175 basis points
Borrowings renewal term				178 days
Twenty Eight TIIE Plus 220 Basis Points | Renewed Promissory Note
Disclosure of debt [line items]
Principal amount outstanding			$ 4,000,000
Maturity			28
Interest rate basis description			TIIE plus 220 basis points
Ninety One TIIE Plus 280 Basis Points | Promissory Note
Disclosure of debt [line items]
Borrowings renewal term	90 days
Ninety One TIIE Plus 280 Basis Points | Renewed Promissory Note
Disclosure of debt [line items]
Principal amount outstanding	$ 2,000,000
Maturity	91
Interest rate basis description	TIIE plus 280 basis points